Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and Expenses by Nature
Raw materials and productions costs	R$ (339,018)	R$ (232,826)	R$ (185,862)
Salaries and payroll charges	(307,948)	(281,894)	(274,581)
Depreciation and amortization	(287,779)	(268,714)	(211,156)
Copyright	(96,596)	(72,348)	(58,885)
Advertising and publicity	(68,194)	(68,708)	(77,655)
Impairment losses on trade receivables	(55,771)	(45,904)	(32,726)
Editorial costs	(40,412)	(49,329)	(71,705)
Third-party services	(37,002)	(47,667)	(25,758)
Other operating expenses – price adjustment (note 19 i)	(23,562)	0	0
Consulting and advisory services	(30,617)	(34,166)	(23,395)
Travel	(28,516)	(23,577)	(8,747)
Rent and condominium fees	(23,943)	(18,312)	(17,775)
Obsolete inventories	(22,006)	(40,924)	(22,117)
Utilities, cleaning and security	(15,760)	(20,087)	(25,505)
Other operating expenses	(4,522)	(808)	(61)
Taxes and contributions	(4,015)	(1,777)	(2,808)
Material	(3,024)	(6,263)	(3,523)
Other general and administrative expenses	(378)	(358)	0
Other operating income	13,699	1,828	5,615
Income from lease and sublease agreements with related parties	13,071	13,047	15,939
Reversal for tax, civil and labor risks	9,611	15,099	1,986
Costs and Expenses by Nature	R$ (1,352,682)	R$ (1,183,688)	R$ (1,018,719)